Trade receivables - Allowance for Expected Credit Losses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Allowance for Expected Credit Losses [Roll Forward]
Allowance for expected credit losses, opening balance	R$ (151,114)	R$ (111,969)	R$ (89,173)
Allowance for expected credit losses	(36,769)	(27,393)	(11,094)
Allowance for credit losses from acquisitions	(11,702)	(16,274)	(12,623)
Trade receivables write-off	9,500	3,492	3,058
Exchange rate translation adjustment	2,013	1,030	(2,137)
Allowance for expected credit losses, ending balance	R$ (188,072)	R$ (151,114)	R$ (111,969)